Property, Plant and Equipment, Net - Others (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net
Property, plant and equipment	$ 87,922,126	$ 83,281,627	$ 83,329,232
Cost
Property, Plant and Equipment, Net
Property, plant and equipment	226,508,751	208,238,914	192,358,016
Accumulated Amortisation
Property, Plant and Equipment, Net
Property, plant and equipment	(138,586,625)	(124,957,287)	$ (109,028,784)
Subscriber leased set-top equipment
Property, Plant and Equipment, Net
Property, plant and equipment	17,497,525	15,679,149
Subscriber leased set-top equipment | Cost
Property, Plant and Equipment, Net
Property, plant and equipment	47,813,940	42,564,180
Subscriber leased set-top equipment | Accumulated Amortisation
Property, Plant and Equipment, Net
Property, plant and equipment	$ (30,316,415)	$ (26,885,031)